Schedule of fixed assets lives (Details)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life		3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Demo Devices [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years